Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	May 24, 2022
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios, Inc. 17
CIK	dei_EntityCentralIndexKey	0000929523
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 24, 2022
Effective Date	dei_DocumentEffectiveDate	May 25, 2022
Prospectus Date	rr_ProspectusDate	May 25, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A